FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments
July 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.6%
205,544	General Electric Co. (a)	$74,010,228
68,205	Howmet Aerospace, Inc.	19,251,543
		93,261,771
	Banks — 11.5%
1,236,067	Bank of America Corp. (a)	76,574,351
139,892	Citigroup, Inc.	18,528,695
282,246	East West Bancorp, Inc. (a)	36,974,226
209,560	JPMorgan Chase & Co. (a)	73,721,112
226,239	PNC Financial Services Group (The), Inc. (a)	56,530,339
1,812,686	Regions Financial Corp. (a)	56,102,632
929,664	U.S. Bancorp (a)	58,578,129
424,096	Wells Fargo & Co.	36,663,099
		413,672,583
	Beverages — 1.1%
218,066	Coca-Cola Consolidated, Inc. (a)	40,974,601
	Biotechnology — 1.0%
49,172	Regeneron Pharmaceuticals, Inc.	37,500,042
	Broadline Retail — 1.0%
320,629	eBay, Inc. (a)	36,554,912
	Capital Markets — 6.6%
96,102	Ameriprise Financial, Inc. (a)	52,456,316
535,689	Bank of New York Mellon (The) Corp. (a)	83,744,261
370,136	Charles Schwab (The) Corp.	38,953,113
85,283	Raymond James Financial, Inc. (a)	15,008,102
255,528	State Street Corp. (a)	47,058,037
		237,219,829
	Commercial Services & Supplies — 1.8%
667,585	Veralto Corp. (a)	62,866,480
	Construction & Engineering — 0.2%
115,691	AECOM (a)	8,374,872
	Consumer Finance — 3.6%
193,496	American Express Co. (a)	65,063,030
867,696	Synchrony Financial (a)	65,762,680
		130,825,710
	Consumer Staples Distribution & Retail — 1.8%
66,521	Costco Wholesale Corp. (a)	63,320,675
	Electrical Equipment — 2.4%
85,895	GE Vernova, Inc. (a)	85,060,960
	Electronic Equipment, Instruments & Components — 0.5%
109,852	Amphenol Corp., Class A	17,653,216
	Energy Equipment & Services — 2.3%
1,147,619	Baker Hughes Co. (a)	69,419,473
169,931	Weatherford International PLC	14,918,243
		84,337,716
	Financial Services — 4.5%
83,367	Mastercard, Inc., Class A (a)	47,777,628

FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Financial Services (Continued)
740,718	PayPal Holdings, Inc.	$42,376,477
191,369	Visa, Inc., Class A (a)	70,065,932
		160,220,037
	Health Care Equipment & Supplies — 1.9%
228,812	Abbott Laboratories (a)	24,185,428
205,448	ResMed, Inc. (a)	43,345,419
		67,530,847
	Health Care Providers & Services — 0.5%
50,125	Elevance Health, Inc. (a)	18,838,980
	Hotels, Restaurants & Leisure — 3.0%
237,722	Booking Holdings, Inc. (a)	45,856,574
212,813	Expedia Group, Inc. (a)	62,724,503
		108,581,077
	Household Durables — 1.2%
347,877	PulteGroup, Inc. (a)	43,996,004
	Insurance — 13.2%
298,716	Aflac, Inc. (a)	38,080,316
303,815	Allstate (The) Corp. (a)	80,231,465
208,255	Chubb Ltd. (a)	73,030,863
301,914	Cincinnati Financial Corp. (a)	53,644,080
54,350	Everest Group Ltd.	20,335,053
474,418	Hartford Insurance Group (The), Inc. (a)	67,324,658
177,584	MetLife, Inc. (a)	17,071,150
126,026	Progressive (The) Corp. (a)	26,644,417
218,286	Travelers (The) Cos., Inc. (a)	81,717,547
206,821	Unum Group (a)	17,809,356
		475,888,905
	Interactive Media & Services — 3.6%
213,900	Alphabet, Inc., Class A (a)	76,176,207
96,007	Meta Platforms, Inc., Class A (a)	53,448,057
		129,624,264
	IT Services — 2.5%
288,402	Accenture PLC, Class A (a)	47,851,660
764,844	Cognizant Technology Solutions Corp., Class A (a)	42,334,115
		90,185,775
	Machinery — 6.1%
128,039	Allison Transmission Holdings, Inc.	14,665,587
83,416	Dover Corp. (a)	17,068,582
1,128,403	Mueller Industries, Inc. (a)	74,937,243
291,110	PACCAR, Inc. (a)	38,624,475
178,973	Snap-on, Inc. (a)	73,452,309
		218,748,196
	Media — 0.4%
242,012	Fox Corp., Class A (a)	14,092,359
	Passenger Airlines — 0.5%
410,036	Southwest Airlines Co.	18,439,319

FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services — 1.9%
262,273	Automatic Data Processing, Inc. (a)	$69,885,264
	Semiconductors & Semiconductor Equipment — 13.4%
233,374	Applied Materials, Inc. (a)	118,476,979
494,031	KLA Corp. (a)	90,318,747
367,279	Lam Research Corp. (a)	107,620,093
57,038	Micron Technology, Inc.	46,943,985
33,945	Monolithic Power Systems, Inc. (a)	48,406,588
344,227	NVIDIA Corp. (a)	69,103,570
		480,869,962
	Software — 3.3%
139,898	Microsoft Corp. (a)	65,013,398
297,942	Salesforce, Inc. (a)	54,827,287
		119,840,685
	Specialty Retail — 4.5%
339,830	Ross Stores, Inc. (a)	85,321,118
327,161	Williams-Sonoma, Inc. (a)	74,808,634
		160,129,752
	Technology Hardware, Storage & Peripherals — 2.0%
179,410	Apple, Inc. (a)	55,421,543
33,142	Western Digital Corp.	18,057,087
		73,478,630
	Textiles, Apparel & Luxury Goods — 1.0%
90,477	Ralph Lauren Corp. (a)	34,412,022
	Total Common Stocks	3,596,385,445
	(Cost $3,073,624,764)
MONEY MARKET FUNDS — 0.3%
10,006,798	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (b)	10,006,798
	(Cost $10,006,798)
	Total Investments — 100.2%	3,606,392,243
	(Cost $3,083,631,562)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(1,123)	S&P 500 Weeklys	$(841,095,556)	$7,510.00	08/07/26	(4,514,460)
	(Premiums received $4,546,423)
	Net Other Assets and Liabilities — (0.1)%				(1,876,452)
	Net Assets — 100.0%				$3,600,001,331

(a)	All or a portion of this security is held as collateral for the options written. At July 31, 2026, the value of these securities amounts to $127,193,946.
(b)	Rate shown reflects yield as of July 31, 2026.

FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$3,596,385,445	$3,596,385,445	$—	$—
Money Market Funds	10,006,798	10,006,798	—	—
Total Investments	$3,606,392,243	$3,606,392,243	$—	$—

LIABILITIES TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,514,460)	$(4,514,460)	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Portfolio of Investments
July 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 49.9%
	Beverages — 4.9%
47,028	Coca-Cola (The) Co.	$4,119,182
	Biotechnology — 5.0%
10,765	Amgen, Inc.	4,146,247
	Diversified Telecommunication Services — 5.1%
90,249	Verizon Communications, Inc.	4,224,556
	Health Care Providers & Services — 4.9%
9,842	UnitedHealth Group, Inc.	4,078,525
	Hotels, Restaurants & Leisure — 5.0%
15,496	McDonald’s Corp.	4,193,837
	Household Products — 5.0%
28,897	Procter & Gamble (The) Co.	4,175,328
	Oil, Gas & Consumable Fuels — 5.1%
21,666	Chevron Corp.	4,264,519
	Pharmaceuticals — 5.0%
32,007	Merck & Co., Inc.	4,167,311
	Specialty Retail — 5.0%
12,460	Home Depot (The), Inc.	4,136,222
	Textiles, Apparel & Luxury Goods — 4.9%
98,349	NIKE, Inc., Class B	4,102,137
	Total Common Stocks	41,607,864
	(Cost $38,910,926)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 72.6%
$61,587,600	U.S. Treasury Bill (a)	(b)	01/21/27	60,474,803
	(Cost $60,552,986)

Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
122,415	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (c)	122,415
	(Cost $122,415)
	Total Investments — 122.7%	102,205,082
	(Cost $99,586,327)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.6%
	Call Options Purchased — 0.6%
107	Amgen, Inc.	$4,121,212	$511.45	01/26/27	41,409
216	Chevron Corp.	4,251,528	260.24	01/26/27	38,448
470	Coca-Cola (The) Co.	4,116,730	110.03	01/26/27	14,100
125	Home Depot (The), Inc	4,149,500	554.89	01/26/27	3,125
155	McDonald’s Corp.	4,194,920	470.43	01/26/27	1,550
321	Merck & Co., Inc.	4,179,420	161.07	01/26/27	85,707
984	NIKE, Inc.	4,104,264	92.57	01/26/27	9,840

FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS (Continued)
	Call Options Purchased (Continued)
289	Procter & Gamble (The) Co.	$4,175,761	$223.55	01/26/27	$2,890
99	UnitedHealth Group, Inc.	4,102,560	429.16	01/26/27	321,552
902	Verizon Communications, Inc.	4,222,262	65.03	01/26/27	13,530
	Total Purchased Options				532,151
	(Cost $375,281)
WRITTEN OPTIONS — (23.5)%
	Call Options Written — (0.1)%
(15)	Amgen, Inc.	(577,740)	385.00	08/07/26	(16,695)
(30)	Chevron Corp.	(590,490)	197.50	08/07/26	(8,910)
(65)	Coca-Cola (The) Co.	(569,335)	88.00	08/07/26	(5,655)
(17)	Home Depot (The), Inc	(564,332)	332.50	08/07/26	(9,792)
(21)	McDonald’s Corp.	(568,344)	270.00	08/07/26	(11,865)
(44)	Merck & Co., Inc.	(572,880)	131.00	08/07/26	(12,936)
(136)	NIKE, Inc.	(567,256)	42.00	08/07/26	(9,520)
(40)	Procter & Gamble (The) Co	(577,960)	144.00	08/07/26	(8,320)
(14)	UnitedHealth Group, Inc.	(580,160)	417.50	08/07/26	(6,874)
(125)	Verizon Communications, Inc.	(585,125)	46.50	08/07/26	(11,000)
	Total Call Options Written				(101,567)
	(Premiums received $103,366)
	Put Options Written — (23.4)%
(107)	Amgen, Inc.	(4,121,212)	511.45	01/26/27	(1,321,664)
(216)	Chevron Corp.	(4,251,528)	260.24	01/26/27	(1,343,088)
(470)	Coca-Cola (The) Co.	(4,116,730)	110.03	01/26/27	(1,010,500)
(125)	Home Depot, Inc.	(4,149,500)	554.89	01/26/27	(2,684,875)
(155)	McDonald’s Corp.	(4,194,920)	470.43	01/26/27	(2,978,015)
(321)	Merck & Co., Inc.	(4,179,420)	161.07	01/26/27	(989,964)
(984)	NIKE, Inc.	(4,104,264)	92.57	01/26/27	(4,878,672)
(289)	Procter & Gamble (The) Co.	(4,175,761)	223.55	01/26/27	(2,205,937)
(99)	UnitedHealth Group, Inc.	(4,102,560)	429.16	01/26/27	(404,514)
(902)	Verizon Communications, Inc.	(4,222,262)	65.03	01/26/27	(1,647,052)
	Total Put Options Written				(19,464,281)
	(Premiums received $20,233,977)
	Total Written Options				(19,565,848)
	(Premiums received $20,337,343)
	Net Other Assets and Liabilities — 0.2%				151,547
	Net Assets — 100.0%				$83,322,932

(a)	All or a portion of this security is held as collateral for the options written. At July 31, 2026, the value of these securities amounts to $49,015,976.
(b)	Zero coupon security.
(c)	Rate shown reflects yield as of July 31, 2026.

FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$41,607,864	$41,607,864	$—	$—
U.S. Treasury Bills	60,474,803	—	60,474,803	—
Money Market Funds	122,415	122,415	—	—
Total Investments	102,205,082	41,730,279	60,474,803	—
Purchased Options	532,151	—	532,151	—
Total	$102,737,233	$41,730,279	$61,006,954	$—

LIABILITIES TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options:
Call Options Written	$(101,567)	$(101,567)	$—	$—
Put Options Written	(19,464,281)	—	(19,464,281)	—
Total	$(19,565,848)	$(101,567)	$(19,464,281)	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Growth Strength & Target Income ETF (FGSI)
Portfolio of Investments
July 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.6%
	Aerospace & Defense — 6.1%
110	General Dynamics Corp.	$42,176
148	Howmet Aerospace, Inc.	41,775
77	Northrop Grumman Corp.	41,771
		125,722
	Beverages — 1.9%
414	Monster Beverage Corp. (a)	39,901
	Biotechnology — 5.8%
344	Incyte Corp. (a)	41,115
236	Neurocrine Biosciences, Inc. (a)	39,365
75	United Therapeutics Corp. (a)	38,828
		119,308
	Building Products — 1.9%
86	Trane Technologies PLC	39,126
	Capital Markets — 5.9%
165	CME Group, Inc.	44,185
446	Interactive Brokers Group, Inc., Class A	39,244
79	Moody’s Corp.	37,792
		121,221
	Communications Equipment — 2.1%
239	Arista Networks, Inc. (a)	43,104
	Construction & Engineering — 2.0%
24	Comfort Systems USA, Inc.	41,513
	Consumer Staples Distribution & Retail — 4.0%
43	Costco Wholesale Corp.	40,931
289	Target Corp.	41,758
		82,689
	Electronic Equipment, Instruments & Components — 3.8%
267	Amphenol Corp., Class A	42,907
261	Corning, Inc.	36,083
		78,990
	Energy Equipment & Services — 2.1%
722	Baker Hughes Co.	43,674
	Entertainment — 2.0%
586	Netflix, Inc. (a)	42,022
	Financial Services — 2.0%
74	Mastercard, Inc., Class A	42,409
	Ground Transportation — 1.9%
557	Uber Technologies, Inc. (a)	39,190
	Health Care Equipment & Supplies — 8.2%
527	Dexcom, Inc. (a)	43,978
117	Intuitive Surgical, Inc. (a)	41,340
203	ResMed, Inc.	42,829
126	Stryker Corp.	41,038
		169,185
	Household Durables — 2.3%
162	Garmin Ltd.	47,592

FT Vest Growth Strength & Target Income ETF (FGSI)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance — 5.9%
115	Chubb Ltd.	$40,328
223	Cincinnati Financial Corp.	39,623
222	Marsh & McLennan Cos., Inc.	42,111
		122,062
	Interactive Media & Services — 1.7%
63	Meta Platforms, Inc., Class A	35,073
	Media — 1.8%
95	AppLovin Corp., Class A (a)	37,610
	Metals & Mining — 2.0%
450	Newmont Corp.	42,169
	Passenger Airlines — 2.0%
480	Delta Air Lines, Inc.	41,971
	Pharmaceuticals — 1.9%
34	Eli Lilly & Co.	39,061
	Professional Services — 2.0%
353	Paychex, Inc.	41,244
	Semiconductors & Semiconductor Equipment — 8.0%
109	Broadcom, Inc.	42,432
214	Marvell Technology, Inc.	40,138
31	Monolithic Power Systems, Inc.	44,207
199	NVIDIA Corp.	39,949
		166,726
	Software — 12.3%
170	Adobe, Inc. (a)	42,570
122	Cadence Design Systems, Inc. (a)	41,482
250	Fortinet, Inc. (a)	40,488
139	Intuit, Inc.	43,934
103	Microsoft Corp.	47,866
305	Palantir Technologies, Inc., Class A (a)	37,533
		253,873
	Specialty Retail — 2.1%
173	Ross Stores, Inc.	43,435
	Technology Hardware, Storage & Peripherals — 2.1%
51	Seagate Technology Holdings PLC	43,663
	Textiles, Apparel & Luxury Goods — 5.8%
379	Deckers Outdoor Corp. (a)	36,718
106	Ralph Lauren Corp.	40,316
285	Tapestry, Inc.	43,425
		120,459
	Total Common Stocks	2,062,992
	(Cost $2,015,551)
MONEY MARKET FUNDS — 0.3%
6,700	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (b)	6,700
	(Cost $6,700)
	Total Investments — 99.9%	2,069,692
	(Cost $2,022,251)

FT Vest Growth Strength & Target Income ETF (FGSI)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(7)	S&P 500® Mini Index	$(524,279)	$751.00	08/07/26	$(2,751)
	(Premiums received $2,740)
	Net Other Assets and Liabilities — 0.2%				4,056
	Net Assets — 100.0%				$2,070,997

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of July 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,062,992	$2,062,992	$—	$—
Money Market Funds	6,700	6,700	—	—
Total Investments	$2,069,692	$2,069,692	$—	$—

LIABILITIES TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,751)	$(2,751)	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund IV
Additional Information
July 31, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Disclaimers
FT Vest Rising Dividend Achievers Target Income ETF
Nasdaq® and Nasdaq US Rising Dividend AchieversTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
FT Vest DJIA® Dogs 10 Target Income ETF
The “Dow Jones Industrial Average” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); “Dow Jones®” and “DJIA” are trademarks of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
FT Vest Growth Strength & Target Income ETF
Nasdaq® and The Growth StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has notbeen passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.